QUARTERLY INFORMATION (unaudited) - Schedule of Interim Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Sep. 07, 2019	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Jun. 15, 2019	Jun. 16, 2018	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Quarterly Financial Information Disclosure [Abstract]
Net sales and other revenue	$ 15,436.8	$ 14,103.2	$ 14,176.7	$ 14,016.6	$ 13,840.4	$ 14,024.1	$ 18,738.4	$ 18,653.4	$ 62,455.1	$ 60,534.5	$ 59,924.6
Gross profit	4,418.0	3,995.1	3,941.5	4,058.7	3,852.4	3,812.8	5,239.6	5,170.7	17,594.2	16,894.6	16,361.1
Operating income	326.6	206.6	582.4	288.4	174.4	131.4	321.5	193.1	1,437.1	787.3	(56.6)
Income before income taxes	90.1	67.7	376.7	137.0	(19.8)	(44.3)	64.7	(20.7)	599.2	52.2
Income tax expense	22.3	12.9	81.9	1.4	(65.4)	(11.9)	15.7	(3.0)	132.8	(78.9)	(963.8)
Net income	$ 67.8	$ 54.8	$ 294.8	$ 135.6	$ 45.6	$ (32.4)	$ 49.0	$ (17.7)	$ 466.4	$ 131.1	$ 46.3
Basic and diluted net income per common share	$ 0.12	$ 0.09	$ 0.51	$ 0.23	$ 0.08	$ (0.06)	$ 0.08	$ (0.03)	$ 0.80	$ 0.23